Maturities of certain current assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016
Maturities of certain current assets and liabilities:
Construction contract assets	$ 128.3	$ 85.3	$ 143.3
Inventories	96.5	97.6	98.9
Non-financial assets	125.2	124.2	120.6
Non-financial liabilities	209.2	12.9	16.3
Construction contract liabilities	258.9	293.0	$ 438.4
Less than one year/2018
Maturities of certain current assets and liabilities:
Construction contract assets	104.5	85.3
Inventories	52.0	64.1
Non-financial assets	110.9	100.5
Non-financial liabilities	209.2	12.9
Construction contract liabilities	243.3	282.4
Due after one year
Maturities of certain current assets and liabilities:
Construction contract assets	23.8
Inventories	44.5	33.5
Non-financial assets	14.3	23.7
Construction contract liabilities	$ 15.6	$ 10.6